Guarantees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guarantee Obligations [Line Items]
Environmental, health and safety, tax and employment matters	$ 171,000,000	$ 171,000,000
Balance as of January 1	1,212,000,000	1,264,000,000
Warranties and performance guarantees issued	246,000,000	291,000,000
Settlements made	240,000,000	259,000,000
Other	(19,000,000)	(84,000,000)
Balance as of December 31	1,199,000,000	1,212,000,000
Credit Facilities And Debt Obligations (expire 2017 to 2028)
Guarantee Obligations [Line Items]
Maximum Potential Payment	270,000,000	241,000,000
Carrying Amount of Liability	15,000,000	0
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment	348,000,000	365,000,000
Carrying Amount of Liability	14,000,000	12,000,000
Performance Guarantees
Guarantee Obligations [Line Items]
Maximum Potential Payment	55,000,000	55,000,000
Carrying Amount of Liability	$ 4,000,000	$ 3,000,000